Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
13. Subsequent Events
The Company has evaluated subsequent events through August 23, 2022, which is the date these condensed consolidated financial statements were available to be issued and determined that there have been no events that have occurred that would require adjustments to our disclosures in the consolidated financial statements except for the transaction described below.
On August 19, 2022, (the “Closing Date”), Social Capital Suvretta Holdings Corp. I, (“SCS”) consummated the previously announced merger pursuant to the Merger Agreement, dated January 26, 2022, by and among SCS, Akili Interactive Labs, Inc. (now Akili, Inc.) and Karibu Merger Sub, Inc.,
pursuant to which Karibu Merger Sub, Inc. merged with and into Akili Interactive Labs, Inc., with Akili Interactive Labs, Inc. becoming a wholly owned subsidiary of Akili, Inc. (the “Business Combination”). Upon the closing of the Business Combination, SCS changed its name to Akili, Inc. In connection with the Business Combination, SCS completed the sale and issuance of 16,200,000 shares of Akili, Inc. common stock in a fully committed common stock private placement at a purchase price of $10.00 per share (“PIPE Shares”) for an aggregate purchase price of $162,000

(“PIPE Investment”). Gross proceeds from the Merger totaled approximately $164,283 which included funds held in SCS’s trust account (after giving effect to redemptions).
Transaction costs and other costs paid at Closing totaled
 approximately $30,990.

15.	Subsequent Events
The Company has evaluated subsequent events through April 4, 2022, which is the date these consolidated financial statements were available to be issued and determined that there have been no events that have occurred that would require adjustments to our disclosures in the consolidated financial statements except for the transactions described below.
Options Granted
Subsequent to December 31, 2021, there were a total of 1,334,379 options granted with a grant date fair value of $11.58 per share.
Business Combination Agreement and Plan of Merger
On January 26, 2022, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Social Capital Suvretta Holdings Corp. I, (“SCS”) to affect a business combination between SCS and the Company with the Company surviving the merger as a wholly owned subsidiary of SCS. At the effective time of the Merger, each share of Akili Redeemable Convertible Preferred Stock and each share of Akili Common Stock will be converted into the right to receive such number of shares of SCS Class A Common Stock. The estimated combined enterprise value will be approximately $1.0 billion. The consummation of the proposed transaction is subject to the receipt of the requisite approval of the stockholders of each SCS and Akili and the fulfillment of certain other closing conditions.